Discontinued operations	12 Months Ended
Dec. 31, 2013
Discontinued operations
4 Discontinued operations

In July 2013, the Group completed the sale of its exchange-traded funds (ETF) business to BlackRock and recognized a pre-tax gain on disposal of CHF 146 million in the third quarter of 2013 net of allocated goodwill of CHF 72 million. The sale price received by the Group may increase through future contingent payments, if specified thresholds are met. BlackRock is a company unrelated to the Group.

In August 2013, the Group announced the sale of Customized Fund Investment Group (CFIG), its private equity fund of funds and co-investment business, to Grosvenor Capital Management. This transaction was completed in January 2014 and related gains of approximately CHF 90 million will be recognized in the first quarter of 2014. As of December 31, 2013, CFIG had total assets of CHF 31 million that were held-for-sale. The Group will continue to hold investments in, and have unfunded commitments to, investment funds managed by CFIG. Grosvenor Capital Management is a company unrelated to the Group.

In August 2013, the Group completed the sale of Strategic Partners, its dedicated secondary private equity business, to Blackstone and recognized a pre-tax gain on disposal of CHF 91 million in the third quarter of 2013 net of allocated goodwill of CHF 37 million. The Group will continue to receive carried interest from (and guarantee related claw-back obligations), hold limited partner interests in, and have unfunded commitments to, investment funds managed by Strategic Partners. The Group will also continue to guarantee minimum investment returns to certain third-party investors under existing side letter agreements. Blackstone is a company unrelated to the Group.

In December 2013, the Group completed the spin-off of DLJ Investment Partners, a dedicated private equity mezzanine investment business of the Group, to Portfolio Advisors, LLC with no gain or loss from disposal and insignificant impact on net revenues, operating expenses and net income/(loss) from discontinued operations for any of the periods reported. Portfolio Advisors, LLC is a company unrelated to the Group.

In December 2013, the Group announced the sale of its domestic private banking business booked in Germany (German private banking business) to ABN AMRO. This transaction is subject to customary closing conditions and is expected to close in the course of 2014. As of December 31, 2013, the German private banking business had total assets and liabilities of CHF 1,553 million and CHF 1,140 million, respectively, that were held-for-sale. ABN AMRO is a company unrelated to the Group.

Assets held-for-sale

end of	2013
German private banking business (CHF million)
Cash	960
Loans	575
Other assets	18
Total assets held-for-sale	1,553
CFIG (CHF million)
Fees receivable	8
Goodwill	23
Total assets held-for-sale	31
Group (CHF million)
Total assets held-for-sale	1,584

Liabilities held-for-sale

end of	2013
German private banking business (CHF million)
Deposits	1,118
Other liabilities	22
Total liabilities held-for-sale	1,140
Group (CHF million)
Total liabilities held-for-sale	1,140

For the operations discontinued in 2013, the revenues, expenses and gains from disposals were included in the results of the Private Banking & Wealth Management segment. The reclassification of these revenues and expenses from the segment results to discontinued operations for Group reporting was effected through the Corporate Center.

The results of operations of the businesses sold have been reflected in income/(loss) from discontinued operations in the consolidated statements of operations for the relevant periods presented. The assets and liabilities of discontinued operations for which the sale has not yet been completed are presented as assets of discontinued operations held-for-sale and liabilities of discontinued operations held-for-sale, respectively, and prior periods are not reclassified.

Income/(loss) from discontinued operations

in	2013	2012	2011
Operations-related (CHF million)
Net revenues	233	288	284
of which German private banking business	52	54	61
of which ETF business	29	53	36
of which Strategic Partners	33	60	42
of which CFIG	114	116	127
Operating expenses	158	296	294
of which German private banking business	71	108	98
of which ETF business	23	49	50
of which Strategic Partners	8	38	30
of which CFIG	51	88	98
Income tax expense/(benefit)	38	32	15
of which German private banking business	(6)	2	(11)
of which ETF business	5	2	(2)
of which Strategic Partners	10	15	7
of which CFIG	29	16	21
Income/(loss), net of tax	37	(40)	(25)
of which German private banking business	(13)	(56)	(26)
of which ETF business	1	2	(12)
of which Strategic Partners	15	7	5
of which CFIG	34	12	8
Transaction-related (CHF million)
Gain on disposal	237	–	–
of which ETF business	146	–	–
of which Strategic Partners	91	–	–
Transaction-related expenses	93	–	–
of which ETF business	11	–	–
of which Strategic Partners	22	–	–
of which CFIG	56	–	–
Income tax expense/(benefit)	36	–	–
of which ETF business	21	–	–
of which Strategic Partners	40	–	–
of which CFIG	(24)	–	–
Income/(loss), net of tax	108	–	–
of which ETF business	114	–	–
of which Strategic Partners	29	–	–
of which CFIG	(32)	–	–
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	145	(40)	(25)
of which German private banking business	(13)	(56)	(26)
of which ETF business	115	2	(12)
of which Strategic Partners	44	7	5
of which CFIG	2	12	8

Bank
Discontinued operations
4 Discontinued operations

In July 2013, the Bank completed the sale of its exchange-traded funds (ETF) business to BlackRock and recognized a pre-tax gain on disposal of CHF 146 million in the third quarter of 2013 net of allocated goodwill of CHF 72 million. The sale price received by the Bank may increase through future contingent payments, if specified thresholds are met. BlackRock is a company unrelated to the Bank.

In August 2013, the Bank announced the sale of Customized Fund Investment Group (CFIG), its private equity fund of funds and co-investment business, to Grosvenor Capital Management. This transaction was completed in January 2014 and related gains of approximately CHF 90 million will be recognized in the first quarter of 2014. As of December 31, 2013, CFIG had total assets of CHF 31 million that were held-for-sale. The Bank will continue to hold investments in, and have unfunded commitments to, investment funds managed by CFIG. Grosvenor Capital Management is a company unrelated to the Bank.

In August 2013, the Bank completed the sale of Strategic Partners, its dedicated secondary private equity business, to Blackstone and recognized a pre-tax gain on disposal of CHF 91 million in the third quarter of 2013 net of allocated goodwill of CHF 37 million. The Bank will continue to receive carried interest from (and guarantee related claw-back obligations), hold limited partner interests in, and have unfunded commitments to, investment funds managed by Strategic Partners. The Bank will also continue to guarantee minimum investment returns to certain third-party investors under existing side letter agreements. Blackstone is a company unrelated to the Bank.

In December 2013, the Bank completed the spin-off of DLJ Investment Partners, a dedicated private equity mezzanine investment business of the Bank, to Portfolio Advisors, LLC with no gain or loss from disposal and insignificant impact on net revenues, operating expenses and net income/(loss) from discontinued operations for any of the periods reported. Portfolio Advisors, LLC is a company unrelated to the Bank.

In December 2013, the Bank announced the sale of its domestic private banking business booked in Germany (German private banking business) to ABN AMRO. This transaction is subject to customary closing conditions and is expected to close in the course of 2014. As of December 31, 2013, the German private banking business had total assets and liabilities of CHF 1,553 million and CHF 1,140 million, respectively, that were held-for-sale. ABN AMRO is a company unrelated to the Bank.

> Refer to “Note 4 – Discontinued operations” in V – Consolidated financial statements – Credit Suisse Group for further information.

Assets held-for-sale

end of	2013
German private banking business (CHF million)
Cash	960
Loans	575
Other assets	18
Total assets held-for-sale	1,553
CFIG (CHF million)
Fees receivable	8
Goodwill	23
Total assets held-for-sale	31
Bank (CHF million)
Total assets held-for-sale	1,584

Liabilities held-for-sale

end of	2013
German private banking business (CHF million)
Deposits	1,118
Other liabilities	22
Total liabilities held-for-sale	1,140
Bank (CHF million)
Total liabilities held-for-sale	1,140

Income/(loss) from discontinued operations

in	2013	2012	2011
Operations-related (CHF million)
Net revenues	233	288	284
of which German private banking business	52	54	61
of which ETF business	29	53	36
of which Strategic Partners	33	60	42
of which CFIG	114	116	127
Operating expenses	158	296	294
of which German private banking business	71	108	98
of which ETF business	23	49	50
of which Strategic Partners	8	38	30
of which CFIG	51	88	98
Income tax expense/(benefit)	38	32	15
of which German private banking business	(6)	2	(11)
of which ETF business	5	2	(2)
of which Strategic Partners	10	15	7
of which CFIG	29	16	21
Income/(loss), net of tax	37	(40)	(25)
of which German private banking business	(13)	(56)	(26)
of which ETF business	1	2	(12)
of which Strategic Partners	15	7	5
of which CFIG	34	12	8
Transaction-related (CHF million)
Gain on disposal	237	–	–
of which ETF business	146	–	–
of which Strategic Partners	91	–	–
Transaction-related expenses	93	–	–
of which ETF business	11	–	–
of which Strategic Partners	22	–	–
of which CFIG	56	–	–
Income tax expense/(benefit)	36	–	–
of which ETF business	21	–	–
of which Strategic Partners	40	–	–
of which CFIG	(24)	–	–
Income/(loss), net of tax	108	–	–
of which ETF business	114	–	–
of which Strategic Partners	29	–	–
of which CFIG	(32)	–	–
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	145	(40)	(25)
of which German private banking business	(13)	(56)	(26)
of which ETF business	115	2	(12)
of which Strategic Partners	44	7	5
of which CFIG	2	12	8